Net investment income/(expense) (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Net gains/(losses) from financial instruments mandatorily at fair value		£ 171	£ (51)	£ 73
Net gains/(losses) from disposal of debt instruments at fair value through other comprehensive income		26	(111)	305
Net (losses)/gains from disposal of financial assets and liabilities measured at amortised cost		(17)	(18)	114
Dividend income		0	31	20
Net losses on other investments		(119)	(285)	(201)
Net investment income/(expense)		£ 61	£ (434)	£ 311
Absa
Disclosure of detailed information about financial instruments [line items]
Gain on sale of equity stake	£ 74